T. ROWE PRICE Tax-Free Income Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
ALABAMA  1.5%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,345
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,075
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,572
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  5,750 5,737
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,073
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,000 7,387
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (1) 3,280 3,294
34,483
ALASKA  0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 3,991
3,991
ARIZONA  1.4%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.52%, 1/1/37  1,500 1,404
Maricopa County IDA, Banner Health, Series 2019E, 3.00%,
1/1/49  4,300 3,224
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,070 1,023
Salt River Project Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/47  17,325 18,425
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  6,000 6,537
30,613
CALIFORNIA  7.7%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (2) 5,750 5,897
California, GO, 5.00%, 8/1/32  10,000 10,017
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  8,580 8,970
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,935
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,050 3,297

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  11,505 12,123
California County Tobacco Securitization Agency, Series A,
4.00%, 6/1/36  275 281
California County Tobacco Securitization Agency, Series A,
4.00%, 6/1/38  275 277
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30  1,750 1,785
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,361
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,085
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  17,250 19,445
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  862 836
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  7,465 7,610
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.06%, 12/1/50 (Tender 6/1/26)  775 772
California Municipal Fin. Auth., Series A, COP, 5.25%,
11/1/52 (2) 940 985
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,436
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 415 402
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (3) 1,425 1,602
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,896
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,556
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (1) 1,100 1,126
California State Univ., Series C, 4.00%, 11/1/45  5,065 4,988
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 3,300 3,344
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 5,330 5,352
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,053
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,060 4,250
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (1) 2,020 1,549
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 3,320 2,424
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,307
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  4,600 4,607

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (4) 4,000 4,410
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  3,215 3,242
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,004
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,503
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,575 1,600
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,775 2,805
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  5,000 5,393
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,250 5,310
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 2,985
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,380
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51  5,700 5,443
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,556
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49  10,600 11,063
174,262
COLORADO  2.9%
Colorado, COP, 6.00%, 12/15/39  1,255 1,481
Colorado, COP, 6.00%, 12/15/40  4,850 5,690
Colorado, COP, 6.00%, 12/15/41  6,800 7,949
Colorado Bridge & Tunnel Enterprise, Series A, 5.50%,
12/1/54 (2) 3,600 3,998
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 691
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,873
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 6,888
Denver City & County, Series A, 4.00%, 8/1/42  2,085 2,050
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,500 10,753
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,553
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,024
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,624
64,574
CONNECTICUT  0.5%
Connecticut, Series B, GO, 3.00%, 1/15/42 (4) 5,000 4,099
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,432
Connecticut Housing Fin. Auth., Series A, 6.00%, 11/15/54  3,000 3,215

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (5)(6)(7) 2,878 640
11,386
DELAWARE  0.6%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 6,224
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  2,865 2,705
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,250 3,345
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,011
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 561
13,846
DISTRICT OF COLUMBIA  2.8%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 510
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  515 490
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,680 4,158
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 10,164
Washington Convention & Sports Auth., Series A, 4.00%,
10/1/36  500 502
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,344
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  12,500 11,925
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,500 2,676
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  15,200 16,885
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,500 12,779
63,433
FLORIDA  6.3%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44  4,500 3,048
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  500 510
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  750 763
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,692
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  3,700 3,754
Collier County, Series A, 4.00%, 10/1/40  3,740 3,748
Collier County, Series A, 4.00%, 10/1/41  5,170 5,159

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Collier County, Series A, 4.00%, 10/1/43  2,590 2,542
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,000 2,029
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (1) 5,075 4,679
Hillsborough County IDA, BayCare Health System, Series D,
VRDN, 3.90%, 11/15/42  7,400 7,400
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,257
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,218
Manatee County, 5.50%, 10/1/53  10,000 11,200
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (8) 3,750 3,767
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40  18,700 18,755
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,185 10,409
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/39  1,125 1,230
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/53  1,700 1,771
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 4,213
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 10,179
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 11,252
South Miami HFA, Baptist Health, 5.00%, 8/15/42  6,000 6,074
Tampa, Series A, Zero Coupon, 9/1/34  900 573
Tampa, Series A, Zero Coupon, 9/1/35  750 456
Tampa, Series A, Zero Coupon, 9/1/38  1,000 518
Tampa, Series A, Zero Coupon, 9/1/39  850 417
Tampa, Series A, Zero Coupon, 9/1/40  1,000 462
Tampa, Univ. of Tampa, Series A, 4.00%, 4/1/50  3,000 2,765
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 12,194
143,034
GEORGIA  7.4%
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 10,907
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (5)(7) 800 360
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (5)(7) 5,095 2,293
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  2,675 2,043
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  5,485 5,172

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
4.20%, 7/1/49  9,050 9,050
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,000 4,639
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  4,925 5,142
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 16,238
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  900 876
Coweta County Water & Sewage Auth., 5.00%, 6/1/54  900 962
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,324
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,228
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  16,000 14,721
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,338
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,300
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 5.00%, 2/15/35  2,310 2,379
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  3,245 3,365
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  2,500 2,427
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  13,610 11,574
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 3,340 2,964
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,449
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  4,000 3,871
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 3,798
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,107
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,566
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  3,100 3,094
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,750 1,856
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,890
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/25  6,000 6,048
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,585
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,941

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  7,720 7,708
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56  4,795 4,857
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56 (2) 3,315 3,351
Municipal Electric Auth. of Georgia, Series A, 5.00%, 7/1/64 (2) 1,000 1,033
167,456
IDAHO  0.1%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%,
3/1/34  2,100 2,101
2,101
ILLINOIS  5.3%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,903
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  22,690 22,221
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,105
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 10,928
Illinois, GO, 5.50%, 5/1/25  1,505 1,526
Illinois, GO, 5.50%, 5/1/26  1,350 1,391
Illinois, Series A, GO, 5.00%, 10/1/25  950 964
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,577
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,630
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,460
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,394
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,102
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,838
Illinois, Series B, GO, 5.50%, 5/1/47  1,985 2,136
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,695
Illinois, Series D, GO, 5.00%, 11/1/24  1,015 1,019
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 526
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 766
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,066
Illinois Housing Dev. Auth., Series H, 5.75%, 10/1/53  4,650 4,891
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,399
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 2,906
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 802
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/37 (9) 11,870 6,735
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, Zero Coupon, 12/15/41  10,000 4,287
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28
(Prerefunded 6/1/26) (8) 1,310 1,342
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 6,037

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 15,000 17,336
118,982
INDIANA  0.3%
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,125
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  1,375 1,363
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
4.00%, 11/1/39  300 300
6,788
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond,
Series A, 6.50%, 11/15/42 (1) 4,025 4,076
4,076
KENTUCKY  1.5%
Kentucky Economic DFA, Louisville Arena Auth., Series A,
5.00%, 12/1/45 (2) 1,000 1,025
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,496
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,442
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32  2,000 1,838
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,290 1,305
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 852
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,525 3,505
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,572
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,209
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  3,825 4,073
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,709
35,026
LOUISIANA  1.7%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,692
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 770
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,827

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 9,340
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (8) 4,835 4,902
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 4,515
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,600 4,532
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  875 873
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,424
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  1,000 997
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,095
38,967
MARYLAND  6.1%
Anne County Arundel, Consolidated Water & Sewer, GO,
4.00%, 10/1/52  5,000 4,795
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  2,435 2,699
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,474
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 897
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,437
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 597
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 398
Maryland CDA, 5.05%, 3/1/47  5,000 5,016
Maryland CDA, Series C, 5.75%, 9/1/54  1,985 2,086
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,722
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  650 516
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,556
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  2,655 2,719
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  11,135 11,242
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 6,930
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  6,810 6,368
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  8,980 9,093
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,026
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,380

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth. Built to Learn Revenue, Series A,
4.00%, 6/1/52  3,000 2,745
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  10,020 10,804
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 3,936
Maryland State Transportation Auth., 4.00%, 7/1/50  4,155 3,876
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 4,751
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,588
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,615
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,685
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,265
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 8,657
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 2,932
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 502
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 834
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,303
Washington Suburban Sanitary Commission, 2.25%, 6/1/41  8,000 5,590
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/53  4,120 3,950
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24) (8) 3,000 3,002
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44
(Prerefunded 7/1/24) (8) 3,000 3,003
137,989
MASSACHUSETTS  1.1%
Massachusetts Bay Transportation Auth., 5.00%, 7/1/41  7,130 7,538
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 3,094
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,500 1,529
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 11,688
23,849
MICHIGAN  2.5%
Detroit, GO, 5.00%, 4/1/28  850 873
Detroit, GO, 5.00%, 4/1/29  150 153

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (2) 1,800 1,800
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (2) 1,500 1,452
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 952
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/41  1,100 987
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,864
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 9,104
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,641
Michigan Fin. Auth., Great Lakes Water Auth., Series C-6,
5.00%, 7/1/33  2,000 2,001
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  5,300 4,735
Michigan Fin. Auth., Henry Ford Health System, Series A,
5.00%, 11/15/48  5,150 5,253
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,665
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 2,886
Michigan Fin. Auth., Trinity Health, 4.00%, 12/1/40 (Prerefunded
12/1/29) (8) 445 462
Michigan Fin. Auth., University of Detroit Mercy, 5.375%,
11/1/43  3,530 3,432
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,636
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,788
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 571
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  500 518
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,335
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,092
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 3,850
57,050
MINNESOTA  0.4%
Minnesota Agricultural & Economic Dev. Board, 5.25%, 1/1/54  5,395 5,758
Minnesota Housing Fin. Agency, Series A, 2.90%, 1/1/45  1,280 962
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,500 2,702
9,422
MISSOURI  2.5%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,485
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,010
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,868
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 2,932
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  4,000 4,026

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 5,509
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 7,745
Missouri HEFA, SSM Health, Series F, VRDN, 4.00%, 6/1/36  1,320 1,320
Missouri Joint Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34  10,985 11,021
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,448
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,003
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,672
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 931
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  105 93
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 732
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 603
55,398
NEVADA  1.4%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38 (2) 1,275 1,268
Clark County School Dist., Series A, GO, 4.00%, 6/15/40 (2) 1,425 1,383
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 9,265
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 12,912
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 6,876
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 4,500 575
32,279
NEW HAMPSHIRE  0.8%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,509 5,235
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,686 2,424
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,575 2,350
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,625
New Hampshire Business Fin. Auth., Univ. of Nevada Reno
Project, Series A, 5.25%, 6/1/51 (4) 5,000 5,325
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(5)(7) 625 —
18,959
NEW JERSEY  5.1%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 10,400 10,902
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 530 516

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 500 495
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 2,210 2,065
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,000
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,458
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,250 1,196
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  12,775 14,040
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,115 7,349
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,589
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,370 1,478
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,000 1,011
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,250 1,262
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  3,000 2,961
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,000 965
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/45  6,655 6,305
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  2,175 2,375
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 6,168
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,421
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  5,325 5,703
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,575 14,099
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  2,565 2,568
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34  5,300 5,302
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,281
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 348
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,412
114,269
NEW MEXICO  0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,250 2,250
2,250

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NEW YORK  8.3%
Dormitory Auth. of the State of New York, Series A, 3.00%,
3/15/41  2,465 2,019
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  10,000 9,457
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  1,900 2,066
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  10,125 11,365
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,886
Dormitory Auth. of the State of New York, Touro College &
Univ., 5.00%, 1/1/47 (Prerefunded 1/3/28) (8) 10,240 10,830
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.00%, 2/15/30 (Prerefunded 6/14/24) (8) 4,850 4,852
Long Island Power Auth., Electric, Series 2017, 5.00%, 9/1/42  3,000 3,084
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (2) 10,000 10,366
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,555
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,379
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,788
New York City, Series J, GO, 5.00%, 8/1/31  5,000 5,007
New York City, Series J, GO, 5.00%, 8/1/32  7,500 7,511
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,466
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,530 1,641
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (2) 2,600 2,006
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,850 3,078
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
4.00%, 6/15/53  600 600
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/33  7,000 7,002
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  3,750 4,082
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  3,500 3,454
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/43  2,980 3,372
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/44  3,460 3,901
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  5,840 6,345
New York City Transitional Fin. Auth., Series G-1, 5.00%, 5/1/52  5,745 6,121
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series C, 4.00%, 5/1/44  2,295 2,234
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  3,975 4,072

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/36  500 512
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41  5,500 3,804
New York State Housing Fin. Agency, Series L-2, 0.75%,
11/1/25  4,375 4,128
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  1,975 1,863
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,240
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  7,400 5,571
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,244
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 22,002
New York State Urban Dev., 4.00%, 3/15/45  8,500 8,180
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,623
Troy Capital Resource, Rensselaer Polytechnic Institute,
5.00%, 9/1/27  600 620
Troy Capital Resource, Rensselaer Polytechnic Institute,
5.00%, 9/1/28  1,000 1,046
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,910 3,910
187,282
NORTH CAROLINA  2.9%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44  3,900 3,786
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,940 1,939
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  4,700 5,079
North Carolina Turnpike Auth., 5.00%, 1/1/27 (2) 1,000 1,034
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,036
North Carolina Turnpike Auth., 5.00%, 1/1/40  14,735 15,076
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 4,676
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,111
North Carolina Turnpike Auth., Triangle Expressway, 4.00%,
1/1/55  6,265 5,314
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (2) 18,000 18,921
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,600
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  3,875 4,281
65,853
OHIO  3.3%
Allen County Hosp. Fac., Catholic Healthcare, Series C, VRDN,
3.90%, 6/1/34  300 300
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 1,941

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,404
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  15,420 13,796
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,849
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,360
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,586
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,409
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,222
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  8,750 9,012
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  14,830 16,412
Ohio, Series A, 5.00%, 1/15/50  4,570 4,656
Ohio Housing Fin. Agency, Series A, 6.25%, 3/1/55  2,500 2,708
Port of Greater Cincinnati Dev. Auth., Series B, 4.375%,
12/1/58 (2) 1,900 1,846
75,501
OKLAHOMA  1.1%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,529
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,425 3,457
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 15,692
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,945
Univ. of Oklahoma, Series A, 4.125%, 7/1/54 (4) 1,000 954
Univ. of Oklahoma, Series A, 5.00%, 7/1/54 (4) 1,215 1,294
24,871
PENNSYLVANIA  3.2%
Bucks County Water & Sewer Auth., Series A, 5.25%,
12/1/47 (2) 2,175 2,336
Chester County IDA, Longwood Gardens Project, 4.00%,
12/1/46  1,940 1,842
Chester County IDA, Longwood Gardens Project, 4.00%,
12/1/51  2,750 2,528
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 1,837
Delaware County IDA, United Parcel Service, VRDN, 4.05%,
9/1/45  100 100
Montgomery County IDA, Series A, VRDN, 4.10%, 4/1/53
(Tender 4/3/28)  3,275 3,312
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  13,650 13,913

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,315 3,555
Pennsylvania Housing Fin. Agency, Series 145A, 6.00%,
10/1/54 (10) 1,925 2,071
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  7,000 6,309
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,036
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 1,839
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 8,565
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 9,590
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 4.10%, 6/1/35  1,400 1,400
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (2) 8,500 8,694
71,927
PUERTO RICO  3.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 10,662 6,610
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 5,226 3,293
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 1,490 1,374
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,248
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,000 1,057
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,088
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,070 1,112
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  235 234
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,227
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,294 1,267
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,756 2,666
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,510 1,398
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  3,633 3,664
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,659
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,680
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)
(12) 60 16

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(12) 100 26
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (7)(12) 810 213
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(12) 225 59
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(12) 290 76
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(12) 1,105 290
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(12) 370 97
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(12) 450 118
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(12) 2,640 693
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)
(12) 380 100
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(12) 990 260
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(12) 280 74
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(12) 240 63
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(12) 100 26
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(12) 275 72
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(12) 215 56
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(12) 70 18
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(12) 120 32
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(12) 95 25
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(12) 890 234
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(12) 200 53
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(12) 100 26
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,564
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  14,439 14,281

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,316
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,789
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,045
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,370
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,616 2,599
76,168
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (5)(7) 4,915 1,966
1,966
SOUTH CAROLINA  0.9%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (7) 5,404 3,241
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (7) 11,920 3,509
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (7) 14,899 1,979
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (7) 1,318 532
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (7) 10,109 695
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (7) 1,356 49
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,343
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,066
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,143
19,557
SOUTH DAKOTA  0.7%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,000 4,758
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  11,125 12,010
16,768
TENNESSEE  1.6%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,780
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,108
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.25%, 7/1/64 (4)(10) 1,800 1,865
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 2,718
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 7,325

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  2,800 2,595
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/54  1,000 913
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/44  2,500 2,620
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/52  3,550 3,743
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  8,100 8,117
35,784
TEXAS  6.2%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,950
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,600
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,404
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  1,030 1,025
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 594
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 986
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 511
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  6,000 6,725
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 316
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 854
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 822
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 2,997
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,086
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/43  3,500 3,705
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 2,982
Harris County, Series A, GO, 5.00%, 9/15/48  1,500 1,595
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,031
Harris County Toll Road Revenue, Series A, 4.00%,
8/15/49 (10) 5,000 4,718
Harris County Toll Road Revenue, Series A, 4.00%,
8/15/54 (10) 4,225 3,927
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,696
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,282
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,346
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 3,820
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,265
Lower Colorado River Auth., Series A, 5.50%, 5/15/47  2,500 2,713

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (8) 300 303
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (8) 3,310 3,347
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 723
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 898
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 1,934
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,194
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,836
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 12,809
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51 (4) 6,700 4,862
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  1,800 1,840
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 998
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,836
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,680
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,570
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,020
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (7)(13) 2,962 80
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,301
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,214
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  3,445 3,539
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  1,000 1,010
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,563
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  5,260 5,305
139,812
UTAH  0.4%
Intermountain Power Agency, Series A, 5.00%, 7/1/38  7,000 7,639
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,024
8,663

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
VIRGINIA  5.0%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,132
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  8,500 7,538
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,298
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 5,909
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/33  8,955 8,988
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  7,100 6,971
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  4,405 4,201
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,426
Isle Wight County IDA, Riverside Health System, 4.75%,
7/1/53 (2) 5,000 5,124
Roanoke Economic Dev. Auth., Series A, 5.00%, 7/1/47  8,245 9,039
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,013
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,933
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 4,786
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  5,000 4,862
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  4,600 4,946
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/54  9,050 9,667
Virginia Commonwealth Transportation Board, 4.00%, 5/15/35
(Prerefunded 6/10/24) (8) 5,000 5,000
Virginia Housing Dev. Auth., Series F, 5.40%, 11/1/63  10,000 10,144
Virginia Housing Dev. Auth., Series G, 5.375%, 11/1/64  5,000 5,116
Virginia Housing Dev. Auth., Series K, 2.55%, 12/1/46  4,090 2,765
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,300 3,529
113,387
WASHINGTON  1.6%
Energy Northwest, Columbia Generating Station, Series A,
4.00%, 7/1/42  6,065 5,937
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/37  3,215 3,487
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,263
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,434
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.00%, 7/1/54  2,655 2,675

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.50%, 7/1/59  2,605 2,727
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,961 8,628
37,151
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 432
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 433
865
WISCONSIN  0.5%
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55 (10) 3,125 3,361
Wisconsin PFA, Retirement Housing Foundation Obligation
Group, 5.00%, 11/15/29 (3) 1,475 1,588
Wisconsin PFA, Retirement Housing Foundation Obligation
Group, 5.00%, 11/15/30 (3) 1,500 1,635
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37 (1) 4,000 3,763
10,347
Total Municipal Securities (Cost $2,300,196) 2,250,385
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10,
Class ACA, 2.046%, 6/25/38  3,544 2,732
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $3,646) 2,732
Total Investments in Securities  99.7%
(Cost $2,303,842) $ 2,253,117
Other Assets Less Liabilities 0.3% 6,704
Net Assets 100.0% $ 2,259,821
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $63,995 and represents 2.8% of net assets.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Escrowed to maturity

T. ROWE PRICE Tax-Free Income Fund

.
.
.
.
.
.
.
.
.
.
(4) Insured by Build America Mutual Assurance Company
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Non-income producing
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by National Public Finance Guarantee Corporation
(10) When-issued security
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction be tween market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Tax-Free Income Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2024 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F45-054Q1 05/24